Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

January 31, 2018

Dates Covered
Collections Period	01/01/18 - 01/31/18
Interest Accrual Period	01/16/18 - 02/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/17	165,008,124.71	13,298
Yield Supplement Overcollateralization Amount 12/31/17	3,120,642.63	0
Receivables Balance 12/31/17	168,128,767.34	13,298
Principal Payments	8,701,645.80	431
Defaulted Receivables	354,142.92	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/18	2,865,699.59	0
Pool Balance at 01/31/18	156,207,279.03	12,842

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	21.12%

Prepayment ABS Speed	1.28%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	33.36

Delinquent Receivables:
Past Due 31-60 days	3,642,544.86	233
Past Due 61-90 days	1,196,931.24	74
Past Due 91-120 days	217,071.00	16
Past Due 121+ days	0.00	0
Total	5,056,547.10	323

Total 31+ Delinquent as % Ending Pool Balance	3.24%

Recoveries	286,207.20

Aggregate Net Losses/(Gains) - January 2018	67,935.72

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.48%
Prior Net Losses Ratio	0.87%
Second Prior Net Losses Ratio	0.36%
Third Prior Net Losses Ratio	1.03%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.48%

Flow of Funds	$ Amount

Collections	9,570,038.49
Advances	(1,232.51)
Investment Earnings on Cash Accounts	10,100.51
Servicing Fee	(140,107.31)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,438,799.18

Distributions of Available Funds
(1) Class A Interest	188,269.67
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	1,375,480.07
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,224,758.61
(7) Distribution to Certificateholders	625,113.83
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,438,799.18

Servicing Fee	140,107.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 01/16/18	157,582,759.10
Principal Paid	8,600,238.68
Note Balance @ 02/15/18	148,982,520.42

Class A-1
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-2a
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-2b
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-3
Note Balance @ 01/16/18	58,362,759.10
Principal Paid	8,600,238.68
Note Balance @ 02/15/18	49,762,520.42
Note Factor @ 02/15/18	24.3933924%

Class A-4
Note Balance @ 01/16/18	84,410,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	84,410,000.00
Note Factor @ 02/15/18	100.0000000%

Class B
Note Balance @ 01/16/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	14,810,000.00
Note Factor @ 02/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	213,446.67
Total Principal Paid	8,600,238.68
Total Paid	8,813,685.35

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.55947%
Coupon	1.83947%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	65,171.75
Principal Paid	8,600,238.68
Total Paid to A-3 Holders	8,665,410.43

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3022382
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1778464
Total Distribution Amount	12.4800846

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3194694
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.1580327
Total A-3 Distribution Amount	42.4775021

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	159.94
Noteholders' Principal Distributable Amount	840.06

Account Balances	$ Amount

Advances
Balance as of 12/31/17	43,408.69
Balance as of 01/31/18	42,176.18
Change	(1,232.51)

Reserve Account
Balance as of 01/16/18	1,806,189.65
Investment Earnings	1,841.31
Investment Earnings Paid	(1,841.31)
Deposit/(Withdrawal)	-
Balance as of 02/15/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65